[logo] PIONEER Investments(R)







                                                 August 2, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549

Re:       Pioneer International Equity Fund (the "Fund")
          (File Nos. 333-09079 and 811-07733)
          CIK No. 0001019290

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, Class Y shares and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.18 to the Fund's registration statement on Form N-1A filed electronically
(Accession No. 0001019290-07-000007) on July 26, 2007.

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.
                                                 Very truly yours,


                                                 /s/ Lillie Lucas
                                                 Lillie Lucas
                                                 Senior Legal Product Manager




cc:  Christopher J. Kelley, Esq.
     Christopher P. Harvey, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."